INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Jun. 30, 2025 shares Vote $ / shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of own shares repurchased	2,402,692
Equity Compensation Plan
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Stock options granted under share option agreements	3,402,744
Ordinary shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	63,228,239
Number of shares outstanding	63,228,239
Vote per share | Vote	1
Preference shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0